Restructuring and Related Charges - Changes in the Provision for Restructuring Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 30, 2016	Dec. 25, 2015
Changes in the provision for the restructuring activities
Balance, beginning of the period	$ 32,356	$ 16,480
Provision	42,201	60,640
Cash payments	(38,234)	(42,728)
Other non-cash	(152)	(2,036)
Balance, end of the period	36,171	32,356
2014 Restructuring Plan | Employee Severance and Termination Benefits
Changes in the provision for the restructuring activities
Balance, beginning of the period	8,003	1,060
Provision		27,796
Cash payments	(6,988)	(20,853)
Balance, end of the period	1,015	8,003
2014 Restructuring Plan | Facility Costs
Changes in the provision for the restructuring activities
Balance, beginning of the period	23,383	15,000
Provision		18,862
Cash payments	(7,898)	(8,443)
Other non-cash	(1,490)	(2,036)
Balance, end of the period	13,995	23,383
2014 Restructuring Plan | Other
Changes in the provision for the restructuring activities
Balance, beginning of the period	970	420
Provision		13,982
Cash payments	(970)	(13,432)
Balance, end of the period		$ 970
2016 Restructuring Plan | Employee Severance and Termination Benefits
Changes in the provision for the restructuring activities
Provision	25,795
Cash payments	(19,754)
Balance, end of the period	6,041
2016 Restructuring Plan | Facility Costs
Changes in the provision for the restructuring activities
Provision	14,271
Cash payments	(519)
Other non-cash	1,338
Balance, end of the period	15,090
2016 Restructuring Plan | Other
Changes in the provision for the restructuring activities
Provision	2,135
Cash payments	(2,105)
Balance, end of the period	$ 30